Summary of Significant Accounting Policies (Liabilities of VIE subsidiaries) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Accounts payable	$ 3,975,946	$ 4,644,576
Amounts due to related parties	546,668	0
Accrued expenses and other current liabilities	7,187,630	9,353,484
Total liabilities	42,291,039	45,922,239
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Accounts payable	3,618,573	2,414,219
Amounts due to related parties	20,740,356	23,290,628
Accrued expenses and other current liabilities	6,443,737	3,133,510
Other payables due to related parities	$ 11,488,373	$ 17,083,882